Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2025 Fund	Aug. 16, 2024
Fidelity Freedom Index 2025 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.98%
Since Inception	5.36%	[1]
Fidelity Freedom Index 2025 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.05%
Since Inception	4.45%	[1]
Fidelity Freedom Index 2025 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.46%
Since Inception	3.87%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	15.35%
F1904
Average Annual Return:
Past 1 year	14.07%
Since Inception	5.44%

[1]	A From June 24, 2020 .